March 5, 2003
VIA EDGAR

Securities and Exchange Commission
Judiciary Plaza
450 Fifth Street, N.W.
Washington, D.C. 20549


Re:       Evergreen Equity Trust (the "Trust")
          Nos. 333-102759/811-08413
               Evergreen Small Cap Value Fund II

Dear Sir/Madam:

     Pursuant to Rule 497(j) under the Securities Act of 1933, as amended (the "Act"), the Trust hereby certifies that (i) the form of prospectus/proxy statement that the Trust would have filed under Rule 497(c) under the Act would not have differed from the prospectus/proxy statement contained in the Trust's most recent post-effective amendment (Post-Effective Amendment No. 1 to Registration Statement Nos. 333-102759/811-08413) (the "Amendment"); and (ii) the text of the Amendment was filed electronically via EDGAR on February 28, 2003

     If you have any questions or would like further information, please call me at (617) 210-3648.

                                           Very truly yours,

                                           /s/ Stephanie P. Thistlewood

                                           Stephanie P. Thistlewood